Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of assets [abstract]
Summary of Carrying Value and Fair Value of Financial Instruments
The following table provides the carrying value and the fair value of financial instruments at December 31, 2019 and December 31, 2018:

	December 31, 2019		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets
Fair value through OCI
Marketable securities	$3,828	$3,828	$2,572	$2,572
Fair value through profit and loss
Settlement receivables	34,461	34,461	5,243	5,243
Redemption option derivative asset	5,597	5,597	—	—
Amortized cost
Cash and cash equivalents	177,742	177,742	286,312	286,312
Term deposit	3,275	3,275	6,646	6,646
Restricted cash	3,100	3,100	13,745	13,745
Other receivables and deposits	23,171	23,171	40,574	40,574
Other assets	9,386	9,386	3,924	3,924
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	$139,104	$139,104	$140,878	$140,878
Debt, excluding derivative asset	485,329	524	595,977	549,606